Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	£ 9,444	£ 6,941
Provision for bad and doubtful debts	(52)	(53)
Other operating costs	(7,697)	(5,396)
Other operating income	544
Operating profit	2,239	1,492
Finance income	37	49
Finance costs	(755)	(499)
Share of post-tax results of joint ventures and associates	51	41
Profit before tax	1,572	1,083
Tax	(447)	(707)
Profit after tax from continuing operations	1,125	376
Profit after tax from discontinued operations	131	99
Total profit for the period (continuing and discontinued)	1,256	475
Attributable to:
Equity shareholders of the parent	1,256	474
Non-controlling interests	£ 0	£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.308	£ 0.105
Diluted earnings per share (continuing) (in GBP per share)	0.307	0.105
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.344	0.133
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.342	£ 0.132